Other financial liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023 [1]
Current portion
Accrued expenses	¥ 487	¥ 646
Lease liabilities	376	384
Loans payable to related party	751	0
Other payables to parent company	0	125
Other payables to third parties	1,210	50
Other	2	1
Sub-total	2,826	1,206	[1]	¥ 1,289
Non-current portion
Lease liabilities	901	1,277
Sub-total	901	1,277	[1]	¥ 92
Total	¥ 3,727	¥ 2,483

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”